Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.8%

Security	Principal Amount (000's omitted)*		Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)		1,601	$ 1,510,635
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,560	4,751,320
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,597,999
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	12,344,012
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,224,573
Conn's Receivables Funding, LLC:
Series 2022-A, Class B, 9.52%, 12/15/26(1)		12,437	12,465,054
Series 2022-A, Class C, 0.00%, 12/15/26(1)		9,900	8,248,254
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,480,850
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		654	599,633
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,139,264
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,040,244
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	11,243,709
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		6,782	6,507,088
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		3,255	3,069,621
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		13,390	13,284,590
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)		6,921	6,613,748
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,946	1,802,226
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		5,210	4,261,460
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		4,391	4,059,431
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		6,200	6,107,606
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,170	1,079,179
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,488	2,681,330
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		9,386	8,238,528
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		2,072	1,769,430
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,314,076
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)		2,194	2,121,688
Series 2021-3, Class B, 0.76%, 2/26/29(1)		2,280	2,171,555
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)		3,483	3,466,691
Security	Principal Amount (000's omitted)*	Value
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	2,005	$ 1,572,227
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	755	484,956
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	383	87,010
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	11,769	11,728,600
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,876	1,726,067
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	6,333	5,507,739
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0(3)	472
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	644	552,896
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	540	449,229
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,314	1,075,913
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,637	1,304,908
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	5,723	5,127,755
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	97	91,699
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,316	4,456,877
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	7,044	6,347,804
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	8,670	8,293,679
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	2,604	2,557,699
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,543	1,465,816
Series 2021-A, Class C, 3.44%, 3/8/28(1)	3,335	3,194,988
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	3,296	3,251,111
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,729,362
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,516,001
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	27,441,604
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	2,392	2,296,521
Series 2021-3, Class A, 1.15%, 5/15/29(1)	2,916	2,888,827
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,633,770
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,525,598
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,571	1,500,135
Series 2022-1, Class A, 2.03%, 10/15/29(1)	9,018	8,780,468
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,103	2,637,008
PMT Issuer Trust, Series 2021-FT1, Class A, 8.15%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	1,360	1,316,090
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 7/15/23, 10/15/49(1)(5)	3,300	3,199,807

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,922	$ 1,599,972
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,262	1,786,114
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,448	9,571,199
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	2,872	2,867,464
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,115	1,099,317
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,479	4,071,030
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	3,195	2,859,097
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	19,422	19,129,221
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,030,706
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	3,697,059
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,846	1,637,700
Series 2021-B, Class A, 1.62%, 7/20/48(1)	8,700	7,106,741
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,175	2,816,070
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	885	741,770
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,709	6,212,639
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,628	6,816,336
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,122	1,697,546
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,330	1,116,646
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,407	3,497,951
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,656	2,330,821
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,918	3,137,277
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	24,395	21,750,472
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,191	2,632,497
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,259	1,114,748
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	2,300	2,314,950
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	2,852	2,597,523
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	7,032	6,778,211
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	9,132,952
Security	Principal Amount (000's omitted)*	Value
Vantage Data Centers Issuer, LLC: (continued)
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	$ 3,273,414
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,735	4,441,910
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,989	1,496,645
Series 2020-A, Class C, 6.657%, 3/15/45(1)	659	428,230
Total Asset-Backed Securities (identified cost $443,359,638)		$ 405,720,658

Collateralized Mortgage Obligations — 5.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	$358	$ 358,919
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(4)	1,550	1,562,015
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	5,917	5,907,720
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	3,470	3,374,448
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	7,894	6,953,095
CHNGE Mortgage Trust, Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(5)	5,750	5,707,055
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	645	669,342
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.30%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	2,905	3,162,684
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	153	154,182
Series 2019-HQA3, Class B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	3,974	4,025,236
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	2,768	2,790,556
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	5,321	5,529,493
Series 2021-DNA2, Class B1, 8.467%, (30-day average SOFR + 3.40%), 8/25/33(1)(4)	7,095	7,205,357
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	1,220	1,217,865
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	5,013	4,997,539
Series 2022-HQA1, Class M1A, 7.167%, (30-day average SOFR + 2.10%), 3/25/42(1)(4)	1,288	1,296,596

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.40%, (1 mo. USD LIBOR + 5.25%), 10/25/23(4)	$753	$ 763,018
Series 2014-C02, Class 2M2, 7.75%, (1 mo. USD LIBOR + 2.60%), 5/25/24(4)	344	349,022
Series 2014-C03, Class 2M2, 8.05%, (1 mo. USD LIBOR + 2.90%), 7/25/24(4)	415	421,610
Series 2018-R07, Class 1M2, 7.55%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	191	192,570
Series 2019-R01, Class 2B1, 9.50%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	10,565	11,201,357
Series 2019-R02, Class 1B1, 9.30%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	4,805	5,055,488
Series 2019-R03, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	4,825	5,076,832
Series 2019-R04, Class 2B1, 10.40%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(4)	1,922	2,035,539
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	21,529	22,026,484
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	9,454	9,574,954
Series 2020-R01, Class 2B1, 8.40%, (1 mo. USD LIBOR + 3.25%), 1/25/40(1)(4)	3,000	2,980,817
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	4,570	4,427,309
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	10,132	10,086,972
Series 2021-R02, Class 2B1, 8.367%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	1,647	1,643,916
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,948,091
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,075,085
Home Re, Ltd.:
Series 2021-1, Class M1B, 6.70%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(4)	942	941,745
Series 2021-1, Class M2, 8.00%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	2,500	2,516,755
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.00%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(4)	7,588	7,607,141
Series 2018-GT2, Class A, 7.80%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	1,555	1,543,481
Series 2022-GT1, Class A, 9.317%, (30-day average SOFR + 4.25%), 5/25/27(1)(4)	4,680	4,684,965
Radnor Re, Ltd., Series 2021-2, Class M1A, 6.917%, (30-day average SOFR + 1.85%), 11/25/31(1)(4)	2,755	2,759,390
Total Collateralized Mortgage Obligations (identified cost $154,843,335)		$156,824,643

Commercial Mortgage-Backed Securities — 8.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$9,685	$ 7,170,840
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	4,805	2,311,362
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.034%), 10/15/36(1)(4)	14,009	13,928,771
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.194%), 10/15/36(1)(4)	2,690	2,667,186
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	10,584	10,150,306
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	5,226	4,973,508
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	7,717	7,313,538
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	6,575	6,352,361
Series 2020-TMIC, Class A, 8.693%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(4)	4,710	4,701,842
Series 2022-NWPT, Class A, 8.29%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	5,285	5,293,879
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	9,698	9,518,056
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	6,793	6,620,942
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	17,647,289
Series KG03, Class A2, 1.297%, 6/25/30(2)	4,615	3,743,486
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,590,636
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	5,105,723
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	1,896	1,761,022
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.029%, 9/25/27(2)	4,952	4,619,123
Series 2018-M4, Class A2, 3.166%, 3/25/28(2)	5,235	4,921,954
Series 2018-M13, Class A2, 3.866%, 9/25/30(2)	13,684	13,079,684
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	7,760	7,401,866
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,792	9,601,883
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	11,953,245
Series 2020-M20, Class A2, 1.435%, 10/25/29	5,500	4,539,408
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	7,875	7,616,814
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	6,098	5,859,605
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	12,765	12,619,129

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	$2,335	$ 380,059
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	385	27,693
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(4)(6)	7,250	7,040,090
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	10,195	8,196,420
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	6,306	6,119,524
Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	13,365	12,540,204
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(2)	1,330	944,184
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	2,700	1,723,091
Total Commercial Mortgage-Backed Securities (identified cost $255,288,678)		$232,034,723

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%(7)
Okta, Inc., 0.125%, 9/1/25	$650	$ 590,850
		$ 590,850
Consumer, Cyclical — 0.1%
Ford Motor Co., 0.00%, 3/15/26	$675	$ 742,838
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)(8)	575	545,675
		$ 1,288,513
Consumer, Non-cyclical — 0.1%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$575	$ 566,242
Block, Inc., 0.125%, 3/1/25	650	615,875
Dexcom, Inc., 0.25%, 11/15/25	650	697,111
Herbalife Ltd., 2.625%, 3/15/24	550	534,050
Jazz Investments I, Ltd., 2.00%, 6/15/26	550	561,687
		$2,974,965
Energy — 0.0%(7)
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$1,100	$990,544
		$990,544
Financial — 0.0%(7)
Ares Capital Corp., 4.625%, 3/1/24	$750	$751,406
		$751,406
Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Akamai Technologies, Inc., 0.125%, 5/1/25	$650	$ 696,718
BILL Holdings, Inc., 0.00%, 12/1/25	650	682,825
Datadog, Inc., 0.125%, 6/15/25	650	809,900
ON Semiconductor Corp., 0.50%, 3/1/29(1)	650	737,321
Rapid7, Inc., 0.25%, 3/15/27	650	567,531
Tyler Technologies, Inc., 0.25%, 3/15/26	650	672,750
Zscaler, Inc., 0.125%, 7/1/25	500	585,250
		$ 4,752,295
Utilities — 0.0%(7)
NRG Energy, Inc., 2.75%, 6/1/48	$1,100	$1,166,550
		$1,166,550
Total Convertible Bonds (identified cost $12,395,446)		$12,515,123

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Banks — 0.0%(7)
Bank of America Corp., Series L, 7.25%	520	$ 609,346
Total Convertible Preferred Stocks (identified cost $635,960)		$ 609,346

Corporate Bonds — 39.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$4,197	$ 4,178,214
6.33%, 7/15/29(8)	5,100	5,069,249
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	4,488	3,942,257
		$ 13,189,720
Communications — 2.0%
AT&T, Inc.:
3.55%, 9/15/55	$7,857	$ 5,506,180
3.65%, 6/1/51	4,905	3,603,642
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	16,467	12,437,867
Comcast Corp., 2.937%, 11/1/56	7,567	4,933,146
Nokia Oyj:
4.375%, 6/12/27	5,025	4,737,643

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Nokia Oyj: (continued)
6.625%, 5/15/39	$5,100	$ 4,884,311
Rogers Communications, Inc., 4.55%, 3/15/52(1)	15,669	12,612,186
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	1,817,154
SES S.A., 5.30%, 4/4/43(1)	1,457	1,052,775
T-Mobile USA, Inc., 2.25%, 11/15/31	4,403	3,525,117
		$ 55,110,021
Consumer, Cyclical — 3.2%
American Airlines Pass-Through Trust, Series 2015-2, 4.40%, 9/22/23	$1,234	$1,225,232
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	11,002	10,909,470
Bath & Body Works, Inc., 7.60%, 7/15/37	2,744	2,480,315
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	4,250	4,159,134
4.75%, 10/20/28(1)	4,954	4,812,784
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	12,954	9,010,594
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	6,678	6,835,734
General Motors Co., 5.60%, 10/15/32(8)	6,705	6,490,076
General Motors Financial Co., Inc.:
4.30%, 4/6/29	4,145	3,806,578
5.85%, 4/6/30	4,220	4,187,164
Hyatt Hotels Corp.:
1.30%, 10/1/23	2,600	2,576,384
1.80%, 10/1/24	984	936,950
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	4,400	3,827,869
4.375%, 1/15/31(1)	7,749	6,695,891
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	3,835	3,234,519
5.391%, 3/15/62	19,034	15,524,785
		$86,713,479
Consumer, Non-cyclical — 2.8%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$940,278
4.25%, 11/1/29(1)	5,174	4,700,296
Block Financial, LLC, 3.875%, 8/15/30	7,027	6,204,307
Centene Corp.:
3.375%, 2/15/30	2,435	2,094,928
4.25%, 12/15/27	2,693	2,520,406
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	1,897,130
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,079,253
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	3,434,529
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
CVS Health Corp.:
5.25%, 1/30/31	$8,230	$ 8,206,758
5.875%, 6/1/53	6,872	7,052,031
CVS Pass-Through Trust, 6.036%, 12/10/28	1,134	1,124,793
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	6,235,211
Ford Foundation (The), 2.415%, 6/1/50	6,560	4,359,700
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,851,534
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(8)	6,835	6,341,157
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(8)	4,710	4,078,025
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	5,815	5,153,389
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	874,835
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,426,078
3.00%, 10/15/30(1)	1,114	874,274
		$76,448,912
Energy — 0.4%
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	$5,174	$4,571,048
5.00%, 1/31/28(1)	7,060	6,506,778
		$11,077,826
Financial — 21.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	$955	$951,494
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,042	2,569,986
Ally Financial, Inc., 8.00%, 11/1/31	9,250	9,610,357
American Assets Trust, L.P., 3.375%, 2/1/31	2,454	1,922,151
American National Group, LLC, 6.144%, 6/13/32(1)	6,355	6,040,473
Ameriprise Financial, Inc., 5.15%, 5/15/33	8,784	8,727,827
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,374,281
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	6,352	5,821,446
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	5,275	5,267,744
6.375%, 7/15/30(1)	5,930	5,885,740
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(9)	4,000	3,475,560
4.175% to 3/24/27, 3/24/28(9)	1,200	1,124,062
5.294%, 8/18/27	9,600	9,421,485
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(9)	11,928	10,655,608
1.898% to 7/23/30, 7/23/31(9)	3,540	2,820,615
1.922% to 10/24/30, 10/24/31(9)	1,865	1,476,895
2.087% to 6/14/28, 6/14/29(9)	4,867	4,155,553

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
2.299% to 7/21/31, 7/21/32(9)	$5,365	$ 4,292,623
2.456% to 10/22/24, 10/22/25(9)	8,268	7,897,730
2.551% to 2/4/27, 2/4/28(9)	9,133	8,249,903
3.824% to 1/20/27, 1/20/28(9)	7,533	7,127,667
3.846% to 3/8/32, 3/8/37(9)	17,046	14,587,097
4.571% to 4/27/32, 4/27/33(9)	5,020	4,722,388
5.202% to 4/25/28, 4/25/29(9)	10,496	10,387,852
6.204% to 11/10/27, 11/10/28(9)	6,483	6,668,803
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	4,728,963
5.125% to 1/18/28, 1/18/33(1)(9)	1,686	1,464,515
BNP Paribas S.A.:
7.75% to 8/16/29(1)(9)(10)	3,725	3,614,740
9.25% to 11/17/27(1)(9)(10)	5,958	6,155,286
Boston Properties, L.P., 2.45%, 10/1/33	12,059	8,701,793
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)	6,559	5,217,971
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	2,291,360
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(9)	5,889	5,880,253
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(9)	5,920	5,032,683
4.20%, 10/29/25	2,950	2,821,347
CBRE Services, Inc., 5.95%, 8/15/34	7,075	6,992,088
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(9)(10)	9,787	9,402,567
5.853% to 5/19/33, 5/19/34(9)	6,470	6,570,812
CI Financial Corp.:
3.20%, 12/17/30	5,188	3,894,249
4.10%, 6/15/51	7,934	4,834,049
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(9)	5,695	5,328,182
4.00% to 12/10/25(9)(10)	3,895	3,335,094
Corporate Office Properties, L.P., 2.90%, 12/1/33	4,246	2,947,435
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	592	541,289
EPR Properties:
3.75%, 8/15/29	6,930	5,642,408
4.50%, 6/1/27	6,725	6,040,577
4.95%, 4/15/28	3,398	3,039,349
Extra Space Storage, L.P.:
2.55%, 6/1/31	4,159	3,370,114
5.50%, 7/1/30	7,020	6,971,010
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	12,568	12,564,405
GA Global Funding Trust, 2.25%, 1/6/27(1)	11,309	10,027,975
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	10,748	8,100,315
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Goldman Sachs Group, Inc. (The), 2.64% to 2/24/27, 2/24/28(9)	$3,000	$ 2,724,333
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,833	12,412,052
3.75%, 9/15/30(1)(8)	6,000	4,713,176
6.00%, 4/15/25(1)	6,528	6,447,771
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(9)	16,478	16,633,905
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,229,546
8.248% to 11/21/32, 11/21/33(1)(9)	11,790	12,391,833
Iron Mountain, Inc., 4.50%, 2/15/31(1)	7,198	6,191,277
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(9)	8,125	7,177,841
1.578% to 4/22/26, 4/22/27(9)	8,750	7,863,721
2.545% to 11/8/31, 11/8/32(9)	2,543	2,084,595
2.739% to 10/15/29, 10/15/30(9)	4,603	3,969,441
4.005% to 4/23/28, 4/23/29(9)	5,123	4,828,329
KeyBank N.A., 5.85%, 11/15/27	8,776	8,271,156
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	3,213,994
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	2,785	1,789,460
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	5,399	4,253,037
Life Storage, L.P., 2.40%, 10/15/31	6,172	4,899,162
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	5,858	5,883,441
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	4,161	4,118,463
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(9)	4,701	4,603,241
Newmark Group, Inc., 6.125%, 11/15/23	3,000	2,972,700
OneMain Finance Corp., 3.50%, 1/15/27	10,150	8,718,545
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(9)(10)	9,555	8,601,889
Radian Group, Inc., 4.875%, 3/15/27	4,207	3,971,408
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	374	331,385
3.875%, 3/1/31(1)	8,074	6,554,130
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,488,705
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(9)	4,545	4,234,984
9.375% to 11/22/27(1)(9)(10)	3,472	3,402,560
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(9)	2,554	2,456,477
1.456% to 1/14/26, 1/14/27(1)(9)	4,010	3,557,664
1.822% to 11/23/24, 11/23/25(1)(9)	3,977	3,720,465
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,086,963
Sun Communities Operating, L.P.:
4.20%, 4/15/32	5,200	4,547,562
5.70%, 1/15/33	4,587	4,473,854

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Swedbank AB, 5.337%, 9/20/27(1)	$6,525	$ 6,436,651
Synchrony Bank:
5.40%, 8/22/25	3,488	3,339,830
5.625%, 8/23/27	2,493	2,341,579
Synchrony Financial, 4.50%, 7/23/25	9,400	8,866,577
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	6,445	5,182,167
5.625%, 2/15/28	4,830	4,367,806
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,024	2,195,668
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	12,137	12,360,078
Truist Financial Corp.:
5.10% to 3/1/30(9)(10)	4,856	4,224,720
5.867% to 6/8/33, 6/8/34(9)	17,006	17,020,725
6.047% to 6/8/26, 6/8/27(9)	7,876	7,882,815
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(9)	10,580	10,583,907
5.836% to 6/10/33, 6/12/34(9)	6,968	7,021,616
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(9)	6,300	4,775,767
4.375% to 2/10/31(1)(9)(10)	2,686	1,898,841
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(9)	4,317	3,667,110
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)	3,746	2,877,042
		$591,608,133
Government - Multinational — 3.9%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$5,207,643
European Bank for Reconstruction & Development, 1.50%, 2/13/25	7,640	7,213,954
European Investment Bank:
1.625%, 5/13/31	14,990	12,641,515
2.375%, 5/24/27	17,185	15,942,746
2.875%, 6/13/25(1)	42,948	41,309,195
Inter-American Development Bank, 0.875%, 4/3/25	6,067	5,645,348
International Bank for Reconstruction & Development:
0.875%, 7/15/26	5,000	4,479,945
3.125%, 11/20/25	12,050	11,616,682
International Finance Corp., 5.182%, (SOFR + 0.09%), 4/3/24(4)	4,067	4,067,331
		$108,124,359
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$11,803,684
		$11,803,684
Security	Principal Amount (000’s omitted)	Value
Industrial — 0.8%
Berry Global, Inc., 5.50%, 4/15/28(1)	$5,445	$ 5,363,020
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(10)	6,164	6,250,278
Jabil, Inc., 3.00%, 1/15/31	2,950	2,508,256
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	5,150	5,181,799
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,133,653
		$ 22,437,006
Other Revenue — 0.3%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 7,708,667
		$7,708,667
Technology — 2.3%
Fidelity National Information Services, Inc., 2.25%, 3/1/31	$11,300	$9,024,987
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	7,974	7,951,758
Intel Corp., 5.70%, 2/10/53	8,647	8,802,823
Kyndryl Holdings, Inc., 2.70%, 10/15/28	11,789	9,598,870
Micron Technology, Inc.:
2.703%, 4/15/32	1,794	1,416,361
5.875%, 9/15/33	13,875	13,756,540
Seagate HDD Cayman:
4.091%, 6/1/29	2,481	2,185,325
5.75%, 12/1/34	6,242	5,545,489
9.625%, 12/1/32(1)	5,596	6,181,135
		$64,463,288
Utilities — 1.2%
AES Corp. (The), 2.45%, 1/15/31	$8,500	$6,875,363
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	1,981,001
Enel Finance International N.V., 1.375%, 7/12/26(1)	11,675	10,311,661
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	2,272,581
4.25%, 7/15/49	4,815	4,101,920
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	324	310,638
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	2,816,765
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,686,354
		$33,356,283
Total Corporate Bonds (identified cost $1,185,986,812)		$1,082,041,378

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$5,000	$ 4,858,200
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,858,200

Preferred Stocks — 0.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(7)
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(4)	32,027	$ 781,459
		$ 781,459
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	97,843	$ 1,345,341
Series A2, 6.375%	211,400	2,877,154
		$ 4,222,495
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	304,275	$4,442,415
6.25%	40,000	670,000
		$5,112,415
Total Preferred Stocks (identified cost $17,290,623)		$10,116,369

Senior Floating-Rate Loans — 0.3%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$5,053	$ 3,904,710
		$ 3,904,710
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$1,287	$ 1,240,883
		$ 1,240,883
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$3,113	$ 3,088,179
		$ 3,088,179
Total Senior Floating-Rate Loans (identified cost $9,419,444)		$ 8,233,772

Sovereign Government Bonds — 1.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 2,906,354
1.00%, 10/1/26	25,266	22,610,691
1.75%, 9/14/29	14,365	12,554,237
Total Sovereign Government Bonds (identified cost $43,111,622)		$ 38,071,282

Taxable Municipal Obligations — 2.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 790,598
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	3,750	3,982,987
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,844,620
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,045,213
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,722,574
		$ 12,385,992
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$5,145,566
Social Bonds, 2.484%, 6/1/27	3,980	3,628,168
Social Bonds, 2.534%, 6/1/28	4,980	4,466,711
Social Bonds, 2.584%, 6/1/29	2,715	2,392,214
Social Bonds, 2.984%, 6/1/33	3,060	2,593,197
Social Bonds, 3.034%, 6/1/34	2,195	1,839,542
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	3,800	3,896,596
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	3,380	3,555,253
		$27,517,247

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,089,422
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,104,033
Green Bonds, 2.184%, 9/1/31	1,985	1,649,535
Green Bonds, 2.264%, 9/1/32	1,780	1,459,048
Green Bonds, 2.344%, 9/1/33	1,945	1,574,633
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,747,878
Green Bonds, 1.701%, 5/1/31	1,925	1,558,403
Green Bonds, 1.951%, 5/1/34	1,120	863,274
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	16,259,187
		$28,305,413
Total Taxable Municipal Obligations (identified cost $78,892,625)		$68,208,652

U.S. Government Agencies and Instrumentalities — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$778	$ 775,986
2.668%, 8/1/24	2,726	2,645,602
2.738%, 8/1/25	2,726	2,591,984
3.435%, 8/1/34	3,105	2,796,259
3.485%, 8/1/35	1,745	1,561,250
3.535%, 8/1/36	929	830,935
3.585%, 8/1/37	3,215	2,858,227
3.635%, 8/1/38	657	584,722
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,476	1,320,517
2.36%, 10/15/29	1,222	1,113,893
3.52%, 9/20/32	4,303	4,053,887
Total U.S. Government Agencies and Instrumentalities (identified cost $23,701,925)		$21,133,262

U.S. Government Agency Mortgage-Backed Securities — 17.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #RA9348, 6.00%, 6/1/53	$1,465	$ 1,480,939
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #ZT0383, 3.50%, 3/1/48	$1,368	$ 1,263,972
Federal National Mortgage Association:
4.00%, 30-Year, TBA(15)	159,545	149,735,439
4.50%, 30-Year, TBA(15)	64,326	61,833,387
5.00%, 30-Year, TBA(15)	146,129	143,212,134
5.50%, 30-Year, TBA(15)	87,460	87,067,042
Pool #AN1909, 2.68%, 7/1/26	2,895	2,729,968
Pool #BM3990, 4.00%, 3/1/48	3,293	3,134,367
Pool #FM1867, 3.00%, 11/1/49	4,319	3,836,236
Pool #FM6803, 2.00%, 4/1/51	3,606	2,987,684
Pool #FM7023, 3.00%, 7/1/49	3,108	2,768,158
Pool #MA3149, 4.00%, 10/1/47	3,870	3,686,855
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	5,119	4,372,490
Pool #CB8627, 2.50%, 4/20/51	2,309	1,980,206
Pool #CB8628, 2.50%, 4/20/51	2,171	1,859,859
Pool #CB8629, 2.50%, 4/20/51	7,907	6,753,016
Pool #CS1930, 6.00%, 4/20/53	878	894,119
Pool #CT0829, 6.00%, 6/20/53	1,473	1,499,587
Pool #CT7465, 6.00%, 6/20/53	1,632	1,660,736
Pool #CT7466, 6.00%, 6/20/53	2,252	2,270,168
Pool #CT7467, 6.50%, 6/20/53	1,479	1,525,717
Pool #CV1238, 6.00%, 5/20/53	999	1,017,042
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $495,340,674)		$487,569,121

U.S. Treasury Obligations — 21.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$8,915	$ 5,971,657
1.375%, 8/15/50	28,000	16,286,484
1.625%, 11/15/50	7,891	4,904,904
1.875%, 2/15/41	14,844	10,791,472
1.875%, 11/15/51	5,814	3,840,420
2.00%, 8/15/51	18,800	12,822,188
2.375%, 2/15/42	153,468	119,555,169
2.875%, 5/15/49	4,593	3,799,300
2.875%, 5/15/52	4,425	3,669,120
3.625%, 2/15/53	17,150	16,464,000
3.875%, 2/15/43	15,900	15,507,469
4.00%, 11/15/52	21,682	22,278,255
6.75%, 8/15/26	19,540	20,816,969

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 3/15/24	$25,000	$ 24,118,010
0.25%, 6/15/24	25,000	23,804,812
1.50%, 2/29/24	23,000	22,416,007
2.00%, 4/30/24	25,000	24,306,639
2.00%, 5/31/24	25,000	24,242,175
2.125%, 3/31/24	25,000	24,403,225
2.25%, 3/31/24	5,000	4,883,184
2.25%, 4/30/24	25,000	24,355,468
2.50%, 4/30/24	25,000	24,404,298
2.50%, 5/15/24	25,000	24,374,071
3.50%, 4/30/28	21,670	21,059,685
3.50%, 4/30/30	12,732	12,363,966
3.625%, 5/31/28	15,679	15,337,247
3.875%, 4/30/25	19,787	19,403,627
4.00%, 2/29/28	20,173	20,027,613
4.25%, 5/31/25	13,479	13,310,249
Total U.S. Treasury Obligations (identified cost $594,255,855)		$579,517,683

Short-Term Investments — 2.3%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(16)	47,076,349	$ 47,076,349
Total Affiliated Fund (identified cost $47,076,349)		$ 47,076,349
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(17)	16,461,683	$ 16,461,683
Total Securities Lending Collateral (identified cost $16,461,683)		$ 16,461,683
Total Short-Term Investments (identified cost $63,538,032)		$ 63,538,032
Total Investments — 115.6% (identified cost $3,383,060,669)		$3,170,992,244
Other Assets, Less Liabilities — (15.6)%		$ (427,820,609)
Net Assets — 100.0%		$2,743,171,635

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $1,072,157,763 or 39.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Principal amount is less than $500.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	Amount is less than 0.05%.
(8)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $21,033,416 and the total market value of the collateral received by the Fund was $21,752,965, comprised of cash of $16,461,683 and U.S. government and/or agencies securities of $5,291,282.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $4,858,200, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(17)	Represents investment of cash collateral received in connection with securities lending.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,894,356	CAD	5,298,108	UBS AG	8/10/23	$ —	$(107,075)
						$ —	$(107,075)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	862	Long	9/29/23	$175,282,313	$(810,733)
U.S. 5-Year Treasury Note	1,813	Long	9/29/23	194,160,969	(2,036,532)
U.S. 10-Year Treasury Note	845	Long	9/20/23	94,864,453	(704,825)
U.S. Long Treasury Bond	326	Long	9/20/23	41,371,438	(147,604)
U.S. Ultra 10-Year Treasury Note	(270)	Short	9/20/23	(31,978,125)	216,271
					$(3,483,423)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $58,974,639, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$22,340,439	$ —	$ (22,473,000)	$63,777	$ 69,480	$ —	$ 30,050	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	3,974,132	—	(4,000,000)	605	25,263	—	5,706	—
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	7,888,782	—	(831,409)	—	(17,521)	7,040,090	357,420	7,250,233
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	4,643,800	—	—	—	214,400	4,858,200	56,250	5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	51,806,940	906,023,417	(910,754,008)	—	—	47,076,349	3,118,414	47,076,349
Total				$64,382	$291,622	$58,974,639	$3,567,840

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$405,720,658	$ —	$405,720,658

Calvert
Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$156,824,643	$ —	$156,824,643
Commercial Mortgage-Backed Securities	—	232,034,723	—	232,034,723
Convertible Bonds	—	12,515,123	—	12,515,123
Convertible Preferred Stocks	609,346	—	—	609,346
Corporate Bonds	—	1,082,041,378	—	1,082,041,378
High Social Impact Investments	—	4,858,200	—	4,858,200
Preferred Stocks	10,116,369	—	—	10,116,369
Senior Floating-Rate Loans	—	8,233,772	—	8,233,772
Sovereign Government Bonds	—	38,071,282	—	38,071,282
Taxable Municipal Obligations	—	68,208,652	—	68,208,652
U.S. Government Agencies and Instrumentalities	—	21,133,262	—	21,133,262
U.S. Government Agency Mortgage-Backed Securities	—	487,569,121	—	487,569,121
U.S. Treasury Obligations	—	579,517,683	—	579,517,683
Short-Term Investments:
Affiliated Fund	47,076,349	—	—	47,076,349
Securities Lending Collateral	16,461,683	—	—	16,461,683
Total Investments	$74,263,747	$3,096,728,497	$ —	$3,170,992,244
Futures Contracts	$216,271	$ —	$ —	$216,271
Total	$74,480,018	$3,096,728,497	$ —	$3,171,208,515
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(107,075)	$ —	$(107,075)
Futures Contracts	(3,699,694)	—	—	(3,699,694)
Total	$(3,699,694)	$(107,075)	$ —	$(3,806,769)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.